Note 15 - Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Income Tax Disclosure [Text Block]

Note 15 – Income Taxes

The provision for income taxes for the three and nine months ended September 30, 2023 and 2022 was $0, resulting in an effective income tax rate of 0% for each period. The Company’s effective tax rate for the three and nine months ended September 30, 2023 and 2022 is primarily due to the full valuation allowance against the Company’s net deferred tax assets.

The Company regularly evaluates the realizability of its deferred tax assets and establishes a valuation allowance if it is more likely than not that some or all of the deferred tax assets will not be utilized. Because of our cumulative losses, substantially all of the deferred tax assets have been fully offset by a valuation allowance as of September 30, 2023 and December 31, 2022.

Note 18 – Income Taxes

We account for income taxes under the provisions of ASC Topic 740, Income taxes, which provides for an asset and liability approach for income taxes. Under this approach, deferred tax assets and liabilities are recognized based on anticipated future tax consequences, using currently enacted tax laws, attributable to temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts calculated for income tax purposes.

Our provision for income taxes for the years ended December 31, 2022 and 2021 consisted of the following:

December 31,
	2022	2021
Current taxes	$–	$–
Deferred taxes	–	–
Net income tax provision (benefit)	$–	$–

The effective income tax rate for the years ended December 31, 2022 and 2021 consisted of the following:

	December 31,
	2022	2021
Federal statutory income tax rate	21.00%	21.00%
State income taxes	0.00%	0.00%
Permanent differences	0.10%	0.10%
Change in effective state income tax rate	0.00%	0.00%
True up prior year tax return	(0.50)%	(0.50)%
Change in valuation allowance	(20.60)%	(20.60)%
Net effective income tax rate	0.00%	0.00%

The components of the deferred tax assets and liabilities as of December 31, 2022 and 2021 are as follows:

	December 31,
	2022	2021
Deferred tax assets:
Federal and state net operating loss carryovers	$8,681,830	$7,575,182
Stock compensation	862,079	2,221,408
Stock-based debt discounts	925,839	–
Goodwill and intangibles	5,197,470	210,959
Reorganization costs	–	28,135
Total deferred tax assets	$15,667,218	$10,035,684

Deferred tax liabilities:
Property and equipment	(149,777)	(279,737)
Unrealized gain on investment in Allied Esports Entertainment, Inc.	–	(2,850,375)
Total deferred liabilities	(149,777)	(3,130,112)

Net deferred tax assets (liabilities)	15,517,441	6,905,572
Less: valuation allowance	(15,517,441)	(6,905,572)
Deferred tax assets (liabilities)	$–	$–

As of December 31, 2022, the Company has a net operating loss carryover of approximately $41,300,000. Under existing Federal law, a portion of the net operating loss may be utilized to offset taxable income through the year ended December 31, 2037. A portion of the net operating loss carryover begins to expire in 2030. For tax years beginning after December 31, 2017, pursuant to the enactment of the Tax Cuts and Jobs Act (“TCJA”) net operating losses now carry forward indefinitely but are limited to offsetting 80% of taxable income in a tax year. Of the total net operating loss as of December 31, 2022, approximately $4,240,000 of the Company’s NOL is subject to the TCJA net operating loss provisions.

ASC Topic 740 provides that a valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax asset will not be realized. In 2021, The Company increased its valuation allowance from 6,905,572 to $15,517,441 to adjust for the increase in net deferred tax assets primarily due to an increase in the net operating loss carryovers. The Company believes it is more likely than not that the benefit of these remaining assets will not be realized.

The Company filed annual US Federal income tax returns and annual income tax returns for the state of Minnesota through 2020. Going forward, it will file annual state income tax returns for the state of Texas. We are not subject to income tax examinations by tax authorities for years before 2016 for all returns. Income taxing authorities have conducted no formal examinations of our past federal or state income tax returns and supporting records.

The Company adopted the provisions of ASC Topic 740 regarding uncertainty in income taxes. The Company has found no significant uncertain tax positions as of any date on or before December 31, 2022.